Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

Further information related to repurchase agreements at December 31, 2012 and 2011 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2012 term:
Overnight agreements	$340,711	$350,933	$263,992.28%
1 to 29 days	10,378	10,910	6,992	1.10
30 to 90 days	33,619	35,097	22,078	1.05
Over 90 days	1,033,957	1,062,897	836,617	3.73

Total	$1,418,665	$1,459,837	$1,129,679	2.85%

December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%